Financial Statements - Balance sheets - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
BBVA Cash Balance Available To The Date		€ 44,303,000,000	€ 58,196,000,000	€ 42,680,000,000
Total financial assets held for trading		102,688,000,000	90,117,000,000	64,695,000,000
Derivative financial assets held for trading		33,185,000,000	30,536,000,000	35,265,000,000
Equity Instruments Held For Trading		8,892,000,000	5,254,000,000	6,801,000,000
Debt Instruments Held For Trading		26,309,000,000	25,577,000,000	22,573,000,000
Loans and Advances to Central Banks Held for Trading		535,000,000	2,163,000,000	0
Loans And Advances To Banks Held For Trading		21,286,000,000	14,566,000,000	0
Loans and receivables Held For Trading		12,482,000,000	12,021,000,000	56,000,000
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		5,557,000,000	5,135,000,000
Equity Instruments Mandatorily Measured At Fair Value		4,327,000,000	3,095,000,000
Debt Securities At Fair Vale Mandatorily Measured At Fair Value		110,000,000	237,000,000
Loans And Advances To Central Banks Mandatorily Measured At Fair Value		0	0
Loans And Advances To Banks Mandatorily Measured At Fair Value		0	0
Loans And Advances To Customers Mandatorily Measured At Fair Value		1,120,000,000	1,803,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,214,000,000	1,313,000,000	2,709,000,000
Equity instruments at fair value				1,888,000,000
Debt Securities, at fair value		1,214,000,000	1,313,000,000	174,000,000
Loans And Advances To Customers At Fair Value		0	0	648,000,000
Financial Assets At Fair Value Through Other Comprehensive Income		61,183,000,000	56,337,000,000	69,476,000,000
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,420,000,000	2,595,000,000	3,224,000,000
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		58,731,000,000	53,709,000,000	66,251,000,000
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		33,000,000	33,000,000	0
FINANCIAL ASSETS AT AMORTIZED COST		439,162,000,000	419,660,000,000	445,275,000,000
Debt Securities Financial Assets at Amortized Cost		38,877,000,000	32,530,000,000	24,093,000,000
Loans and advances to central banks		4,275,000,000	3,941,000,000	7,300,000,000
Loans and advances to banks		13,649,000,000	9,163,000,000	26,261,000,000
Loans and Advances to customers		382,360,000,000	374,027,000,000	387,621,000,000
HEDGING DERIVATIVES, ASSETS		1,729,000,000	2,892,000,000	2,485,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		28,000,000	(21,000,000)	(25,000,000)
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,488,000,000	1,578,000,000	1,588,000,000
Joint ventures		154,000,000	173,000,000	256,000,000
Associates		1,334,000,000	1,405,000,000	1,332,000,000
INSURANCE OR REINSURANCE ASSETS		341,000,000	366,000,000	421,000,000
TANGIBLE ASSETS		10,068,000,000	7,229,000,000	7,191,000,000
Total Property, plant and equipment		9,816,000,000	7,066,000,000	6,996,000,000
For own use (PPE)		9,554,000,000	6,756,000,000	6,581,000,000
Assets leased out under an operating lease		263,000,000	310,000,000	415,000,000
Investment Property		252,000,000	163,000,000	195,000,000
INTANGIBLE ASSETS		6,966,000,000	8,314,000,000	8,464,000,000
Goodwill		4,955,000,000	6,180,000,000	6,062,000,000
Other intangible assets		2,010,000,000	2,134,000,000	2,402,000,000
TAX ASSETS		17,083,000,000	18,100,000,000	16,888,000,000
Current tax assets		1,765,000,000	2,784,000,000	2,163,000,000
Deferred tax assets		15,318,000,000	15,316,000,000	14,725,000,000
OTHER ASSETS		3,800,000,000	5,472,000,000	4,359,000,000
Insurance contracts linked to pensions		0	0	0
Inventories		581,000,000	635,000,000	229,000,000
Rest other assets		3,220,000,000	4,837,000,000	4,130,000,000
Non Current Assets Or Disposal Groups Clasified As Held For Sale		3,079,000,000	2,001,000,000	23,853,000,000
TOTAL ASSETS		698,690,000,000	676,689,000,000	690,059,000,000
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		89,633,000,000	80,774,000,000	46,182,000,000
Derivative financial liabilities, held for trading		35,019,000,000	31,815,000,000	36,169,000,000
Short positions, held for trading		12,249,000,000	11,025,000,000	10,013,000,000
Deposits from central banks, held for trading		7,635,000,000	10,511,000,000	0
Deposits from credit institutions, held for trading		24,969,000,000	15,687,000,000	0
Customer deposits, held for trading		9,761,000,000	11,736,000,000	0
Debt certificates, held for trading		0	0	0
Other Financial liabilities held for trading		0	0	0
TOTAL Financial Liabilities At Fair Value Through Profit or Loss		10,010,000,000	6,993,000,000	2,222,000,000
Deposits from central banks, at fair value		0	0	0
Deposits from credit institutions, at fair value		0	0	0
Customer deposits, at fair value		944,000,000	976,000,000	0
Debt certificates, at fair value		4,656,000,000	2,858,000,000	0
Other financial liabilities, at fair value		4,410,000,000	3,159,000,000	2,222,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST		516,641,000,000	509,185,000,000	543,713,000,000
Deposits from cental banks		25,950,000,000	27,281,000,000	37,054,000,000
Deposits from credit institutions		28,751,000,000	31,978,000,000	54,516,000,000
Customer deposits		384,219,000,000	375,970,000,000	376,379,000,000
Debt certificates, at amortized cost		63,963,000,000	61,112,000,000	63,915,000,000
Other financial liabilities, at amortized cost		13,758,000,000	12,844,000,000	11,850,000,000
HEDGING DERIVATIVES, LIABILITIES		2,233,000,000	2,680,000,000	2,880,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		0	0	(7,000,000)
LIABILITIES UNDER INSURANCE CONTRACTS		10,606,000,000	9,834,000,000	9,223,000,000
PROVISIONS		6,538,000,000	6,772,000,000	7,477,000,000
Pensions and other post employment defined Benefit Obligations	[1]	4,631,000,000	4,787,000,000	5,407,000,000
Other long term employee benefits		61,000,000	62,000,000	67,000,000
Provisions for taxes and other legal contingencies		677,000,000	686,000,000	756,000,000
Provisions for contingent risks and commitments		711,000,000	636,000,000	578,000,000
Other Provisions	[2]	457,000,000	601,000,000	669,000,000
TAX LIABILITIES		2,808,000,000	3,276,000,000	3,298,000,000
Current tax liabilities		880,000,000	1,230,000,000	1,114,000,000
Deferred tax liabilities		1,928,000,000	2,046,000,000	2,184,000,000
OTHER LIABILITIES		3,742,000,000	4,301,000,000	4,550,000,000
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		1,554,000,000	0	17,197,000,000
TOTAL LIABILITIES		643,765,000,000	623,814,000,000	636,736,000,000
Total shareholders' funds		55,958,000,000	54,326,000,000	53,283,000,000
Capital		3,267,000,000	3,267,000,000	3,267,000,000
Paid up capital		3,267,000,000	3,267,000,000	3,267,000,000
Unpaid capital which has been called up		0	0	0
Share Premium		23,992,000,000	23,992,000,000	23,992,000,000
Equity Instruments issued other than capital		0	0	0
Other Equity ( Capital base and management)		56,000,000	50,000,000	54,000,000
Retained Earnings		26,402,000,000	23,076,000,000	23,746,000,000
Revaluation reverse		0	3,000,000	12,000,000
Total Other Reserves		(125,000,000)	(58,000,000)	(35,000,000)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(125,000,000)	(58,000,000)	(35,000,000)
Other Reserves, other		0	0	0
Less Treasury shares		(62,000,000)	(296,000,000)	(96,000,000)
Profits or losses attributables to owners of the parent		3,512,000,000	5,400,000,000	3,514,000,000
Less Interim dividends		(1,084,000,000)	(1,109,000,000)	(1,172,000,000)
Total accumulated other comprehensive income		(7,235,000,000)	(7,215,000,000)	(6,939,000,000)
Total Items that will not be reclassified to profit or loss balance		(1,875,000,000)	(1,284,000,000)	(1,183,000,000)	[3]
Actuarial gains or (-) losses on defined benefit pension plans		(1,498,000,000)	(1,245,000,000)	(1,183,000,000)	[3]
Non-current assets and disposal groups classified as held for sale (not reclassified)		2,000,000	0	0	[3]
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0	0	[3]
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(403,000,000)	(155,000,000)
Total Hedge ineffectiveness of fair value hedge for equity instruments measured at fair value through other comprehensive income		0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income [hedged item]		0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		24,000,000	116,000,000
Total Items that may be reclassified to profit or loss		(5,359,000,000)	(5,932,000,000)	(5,755,000,000)	[4]
Hedge of net investments in foreign operations(effective portion)		(896,000,000)	(218,000,000)	1,000,000	[4]
Foreign currency translation balance		(6,161,000,000)	(6,643,000,000)	(7,297,000,000)	[4]
Hedging derivatives.Cash flow hedges(efffective portion)		(44,000,000)	(6,000,000)	(34,000,000)	[4]
Financial Assets Available for sale	[4]			1,641,000,000
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		1,760,000,000	943,000,000
Other Comprehensive Income Net Of Tax Of Hedging Instruments		0	0
Non-current assets and disposal groups classified as held for sale		(18,000,000)	1,000,000	(26,000,000)
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		1,000,000	(9,000,000)	(40,000,000)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		6,201,000,000	5,764,000,000	6,979,000,000
Valuation adjustments		(3,526,000,000)	(3,236,000,000)	(2,550,000,000)
Rest non-controlling interest		9,727,000,000	9,000,000,000	9,530,000,000
TOTAL EQUITY		54,925,000,000	52,874,000,000	53,323,000,000
Equity and liabilities		€ 698,690,000,000	€ 676,689,000,000	€ 690,059,000,000

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and simil ar obligations” of the consolidated balance sheet (see Note 24).
[2]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.
[3]	(*) See Note 1.3
[4]	(*) See Note 1.3